Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002

Dear Shareholder:
The backdrop for equity investing remained difficult during the 12-month period ended May 31, 2002, as the world continued to cope with the aftermath of the technology, media and telecom (TMT) bubble, the September 11 terrorist attacks, and corporate governance and accounting issues. Despite a rally in the fourth quarter of 2001, most equity markets ended the year in negative territory. The divergence between the performance of international large and small-cap stocks that began in 2000 continued into the first five months of 2002, with small-caps continuing to outperform large-caps. During 1998 and 1999, small-caps did not move to overvalued levels and therefore had less room to fall after the TMT bubble burst in 2000. During the 12-month period, investors recognized the disparity between the valuations of small-cap and large-cap stocks, and capital flowed into attractively valued small-cap companies with strong business models.

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2002, the Fund's Class B shares posted a total return of 3.49 percent, compared to Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index return of -9.60 percent. For the same period, the Fund's Class A, C and D shares returned 4.33 percent,
3.71 percent and 4.54 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

According to Morgan Stanley Investment Management Inc., the Fund's sub-advisor, strong stock selection drove the Fund's performance, particularly among industrials, consumer staples and health care issues. Investments in the information technology sector detracted from performance, hampered by overly optimistic sales forecasts and excess capacity. However, the sector did receive a boost during the latter part of the 12-month period as investors became encouraged by slightly more positive news on economic growth and inventory rebuilding. Among the stronger-performing technology positions in the portfolio were Japanese tech companies, including Nidec, Ferrotec and Marubun. At the end of the period, Japan was the portfolio's most heavily weighted country allocation, comprising approximately 26 percent of net assets. In the Far East, ex-Japan, which accounts for approximately seven percent of net assets, the sub-advisor increased the portfolio's weighting in Australia, adding primarily to positions in John Fairfax, Australia's leading publishing group, and Neverfail Springwater, the country's leading distributor of bottled water. European stocks represented nearly 62 percent of net assets at the end of the period, with the United Kingdom accounting for 12 percent. At present, the sub-advisor views favorably the euro region countries, primarily the Netherlands, Germany, France and Italy.

Morgan Stanley International SmallCap Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

Looking Ahead
The sub-advisor continues to remain cautious about the world economic environment. The portfolio's three largest sector allocations continue to be industrials, consumer discretionary and consumer staples, which together accounted for 62 percent of the portfolio at the end of May. While the industrial sector is cyclical, the sub-advisor is seeking companies with good earnings visibility, in what is anticipated to be a challenging business environment. The portfolio continues to be underweighted in sectors where the sub-advisor believes that size matters to the success of the business, such as telecom services, energy and utility stocks.

We appreciate your ongoing support of Morgan Stanley International SmallCap Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley International SmallCap Fund
FUND PERFORMANCE / / MAY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                  FUND     MSCI EAFE(4)
July 1994         $10,000       $10,000
August 1994        $9,940       $10,237
November 1994      $8,920        $9,752
February 1995      $8,210        $9,409
May 1995           $8,540       $10,248
August 1995        $9,010       $10,287
November 1995      $8,960       $10,490
February 1996      $9,650       $10,995
May 1996          $10,280       $11,342
August 1996        $9,860       $11,097
November 1996      $9,580       $11,724
February 1997      $9,052       $11,351
May 1997           $9,302       $12,197
August 1997        $8,853       $12,101
November 1997      $8,165       $11,677
February 1998      $8,332       $13,108
May 1998           $9,177       $13,552
August 1998        $7,842       $12,084
November 1998      $7,946       $13,598
February 1999      $8,134       $13,756
May 1999           $9,177       $14,143
August 1999       $11,398       $15,187
November 1999     $12,576       $16,467
February 2000     $12,753       $17,257
May 2000          $11,679       $16,568
August 2000       $11,617       $16,638
November 2000     $10,292       $14,874
February 2001     $10,338       $14,241
May 2001          $10,192       $13,713
August 2001        $9,690       $12,586
November 2001      $9,252       $12,029
February 2002      $9,117       $11,537
May 2002       $10,547(3)       $12,397

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                     AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2002
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   1 Year                      4.33%(1)  (1.15)%(2) 1 Year                     3.49%(1)    (1.51)%(2)
   Since Inception (7/28/97)   3.35%(1)  2.20%(2)   5 Years                    2.54%(1)    2.18%(2)
                                                    From Inception (7/29/94)   0.68%(1)    0.68%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     3.71%(1)    2.71%(2)    1 Year                     4.54%(1)
   Since Inception (7/28/97)  2.61%(1)    2.61%(2)    Since Inception (7/28/97)  3.44%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. NET DIVIDENDS REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE FUND'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common and Preferred Stocks (93.9%)
           Australia (2.3%)
           BEVERAGES: NON-ALCOHOLIC
 387,358   Neverfail Springwater Ltd...............  $   525,106
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
  84,766   Ramsay Health Care Ltd..................      212,991
                                                     -----------
           PUBLISHING: NEWSPAPERS
 265,700   John Fairfax Holdings Ltd...............      538,017
                                                     -----------
           Total Australia.........................    1,276,114
                                                     -----------
           Belgium (1.1%)
           FOOD: SPECIALTY/CANDY
  13,781   Omega Pharma S.A........................      616,308
                                                     -----------
           Denmark (2.1%)
           FOOD: SPECIALTY/CANDY
  14,900   Danisco AS..............................      526,225
                                                     -----------
           OTHER TRANSPORTATION
   7,610   Kobenhavns Lufthavne AS.................      624,255
                                                     -----------
           Total Denmark...........................    1,150,480
                                                     -----------
           Finland (3.8%)
           BUILDING PRODUCTS
  15,090   Kone Corp. (B Shares)...................      449,899
  25,010   Uponor Oyj..............................      502,620
                                                     -----------
                                                         952,519
                                                     -----------
           INDUSTRIAL MACHINERY
  18,725   Metso Oyj...............................      261,691
 131,649   Rapala VMC Oyj..........................      447,699
                                                     -----------
                                                         709,390
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
  12,570   KCI Konecranes International............      409,902
                                                     -----------
           Total Finland...........................    2,071,811
                                                     -----------
           France (4.7%)
           AEROSPACE & DEFENSE
  16,870   Zodiac S.A..............................      425,638
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           ENVIRONMENTAL SERVICES
   5,574   Alliance et Gestion Commerciale.........  $   503,750
                                                     -----------
           HOME BUILDING
   6,100   Kaufman & Broad S.A.....................      133,900
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  26,027   Neopost S.A.*...........................    1,028,173
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  19,953   L'Europeenne d'Extincteurs*.............      --
                                                     -----------
           SPECIALTY INSURANCE
   4,175   Coface..................................      235,141
                                                     -----------
           TEXTILES
   2,813   Chargeurs S.A...........................      238,368
                                                     -----------
           Total France............................    2,564,970
                                                     -----------
           Germany (6.7%)
           APPAREL/FOOTWEAR
  12,320   Escada AG...............................      275,485
  14,100   Hugo Boss AG (Pref.)....................      262,740
                                                     -----------
                                                         538,225
                                                     -----------
           AUTO PARTS: O.E.M.
  12,240   Beru AG.................................      627,221
                                                     -----------
           CONSTRUCTION MATERIALS
   9,059   Dyckerhoff AG (Pref.)...................      130,402
                                                     -----------
           ELECTRICAL PRODUCTS
   4,280   Pfeiffer Vacuum Technology AG...........      159,507
                                                     -----------
           HOME FURNISHINGS
  17,183   WMF- Wuerttembergische Metallwarenfabrik
            AG (Pref.).............................      244,944
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT
  55,810   Mediclin AG*............................      219,432
                                                     -----------
           INDUSTRIAL MACHINERY
  42,282   Sartorius AG (Pref.)....................      234,395
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
  51,765   Ceyoniq AG*.............................      --
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INVESTMENT MANAGERS
  15,076   MPC Muenchmeyer Petersen Capital AG.....  $   278,819
                                                     -----------
           MEDICAL SPECIALTIES
   5,780   Fresenius AG (Pref.)....................      366,195
                                                     -----------
           MEDICAL/NURSING SERVICES
  22,704   Marseille-Kliniken AG...................      194,611
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
  29,387   Techem AG*..............................      418,912
                                                     -----------
           RESTAURANTS
  19,400   Kamps AG................................      224,491
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   2,901   SCS Standard Computersysteme*...........      --
                                                     -----------
           Total Germany...........................    3,637,154
                                                     -----------
           Hong Kong (1.0%)
           SPECIALTY TELECOMMUNICATIONS
 289,560   Asia Satellite Telecommunications
            Holdings Ltd...........................      528,997
                                                     -----------
           Ireland (0.6%)
           REAL ESTATE DEVELOPMENT
  38,300   Green Property PLC......................      328,294
                                                     -----------
           Italy (5.8%)
           AUTO PARTS: O.E.M.
 119,079   Sogefi SpA..............................      252,957
                                                     -----------
           BEVERAGES: ALCOHOLIC
  35,330   Davide Campari-Milano SpA*..............    1,250,845
                                                     -----------
           CONSTRUCTION MATERIALS
  62,250   Buzzi Unicem SpA........................      550,984
                                                     -----------
           ELECTRONIC COMPONENTS
  17,700   Saes Getters RNC........................      134,897
  10,410   Saes Getters SpA........................      111,538
                                                     -----------
                                                         246,435
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FOOD: MEAT/FISH/DAIRY
 161,400   Parmalat Finanziaria SpA................  $   496,242
                                                     -----------
           REGIONAL BANKS
 254,110   Cassa di Risparmio di Firenze SpA.......      326,721
                                                     -----------
           Total Italy.............................    3,124,184
                                                     -----------
           Japan (26.2%)
           AIR FREIGHT/COURIERS
  15,400   Yusen Air & Sea Service Co., Ltd........      191,912
                                                     -----------
           APPAREL/FOOTWEAR RETAIL
     800   Fast Retailing Co., Ltd.................       21,547
      68   Kyoto Kimono Yuzen Co., Ltd.............      213,218
   3,900   Ryohin Keikaku Co., Ltd.................       91,245
   7,000   Xebio Co., Ltd..........................      115,654
                                                     -----------
                                                         441,664
                                                     -----------
           AUTO PARTS: O.E.M.
  22,000   Nippon Cable System Inc.................      207,831
  16,000   Stanley Electric Co., Ltd...............      163,113
                                                     -----------
                                                         370,944
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC
   2,600   ITO EN, Ltd.............................      100,756
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED
   2,600   Stella Chemifa Corp.....................       50,587
                                                     -----------
           CHEMICALS: SPECIALTY
  34,000   Shin-Etsu Polymer Co., Ltd..............      135,311
                                                     -----------
           COMPUTER PROCESSING HARDWARE
      20   Plat' Home Co., Ltd.*...................       38,752
                                                     -----------
           CONSUMER SUNDRIES
   9,800   Aderans Co., Ltd........................      334,073
                                                     -----------
           CONTAINERS/PACKAGING
   7,100   FP Corp.................................      201,503
   7,100   Fuji Seal, Inc..........................      291,124
                                                     -----------
                                                         492,627
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           DRUGSTORE CHAINS
   9,000   AIN Pharmaciez, Inc.....................  $   102,750
   3,000   Matsumotokiyoshi Co., Ltd...............      131,452
                                                     -----------
                                                         234,202
                                                     -----------
           ELECTRICAL PRODUCTS
   9,300   Cosel Co., Ltd..........................      187,675
   4,000   Hosiden Corp............................       57,887
   8,200   Mirai Industry Co. Ltd..................       56,038
   5,800   Nidec Corp..............................      425,744
  18,000   Ushio Inc...............................      229,957
                                                     -----------
                                                         957,301
                                                     -----------
           ELECTRONIC COMPONENTS
  14,000   Chiyoda Integre Co., Ltd................      168,275
   2,600   Enplas Corp.............................       71,281
  12,000   Ferrotec Corporation....................      200,675
   8,900   Jastec Co., Ltd.........................      253,304
   2,000   Sumida Corporation......................       57,887
  12,600   Zuken Inc...............................      135,239
                                                     -----------
                                                         886,661
                                                     -----------
           ELECTRONIC DISTRIBUTORS
   5,000   Dodwell BMS Ltd.........................       81,203
  20,000   Marubun Corporation.....................      167,551
  10,200   Toyo Corp...............................      168,934
                                                     -----------
                                                         417,688
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
   7,800   CAC Corp................................      107,926
  32,000   Horiba, Ltd.............................      269,883
  10,000   Miyachi Technos Corporation.............      128,638
                                                     -----------
                                                         506,447
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
   6,600   Mimasu Semiconductor Industry Co.,
            Ltd....................................       88,881
                                                     -----------
           ELECTRONICS/APPLIANCES
  34,000   Omega Project Co., Ltd.*................       29,249
  10,400   Rinnai Corp.............................      239,138
  14,600   Yokowo Co., Ltd.........................       98,953
                                                     -----------
                                                         367,340
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION
   7,000   Daimei Telecom Engineering Corp.........  $    23,074
                                                     -----------
           FINANCE/RENTAL/LEASING
   2,900   Aeon Credit Service Co., Ltd............      181,862
                                                     -----------
           FOOD RETAIL
   8,100   C & S Co., Ltd..........................      195,369
   9,200   Matsuya Foods Co., Ltd..................      184,917
   5,400   Mitta Co., Ltd..........................       99,421
                                                     -----------
                                                         479,707
                                                     -----------
           FOOD: MEAT/FISH/DAIRY
  35,000   Yonekyu Corp............................      243,689
                                                     -----------
           FOOD: SPECIALTY/CANDY
   4,800   Ariake Japan Co., Ltd...................      194,887
  24,000   Fujicco Co., Ltd........................      225,181
   3,500   Rock Field Co., Ltd.....................       56,842
                                                     -----------
                                                         476,910
                                                     -----------
           HOME BUILDING
     500   Higashi Nihon House Co., Ltd.*..........          687
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
   3,500   Milbon Co. Ltd..........................       98,488
   7,000   Morishita Jintan Co., Ltd...............       61,513
                                                     -----------
                                                         160,001
                                                     -----------
           INDUSTRIAL MACHINERY
   6,000   Arrk Corp...............................      270,622
  29,000   Daifuku Co., Ltd........................      134,065
   7,000   Japan Cash Machine Co., Ltd.............      108,619
   6,300   THK Co., Ltd............................      139,544
   2,400   Union Tool Co...........................      123,107
                                                     -----------
                                                         775,957
                                                     -----------
           INDUSTRIAL SPECIALTIES
   3,300   Arisawa Mfg. Co., Ltd...................       71,105
   6,300   Fujimi Inc..............................      139,291
  32,000   Lintec Corp.............................      237,723
   3,700   Taiyo Ink Manufacturing Co., Ltd........      148,440
                                                     -----------
                                                         596,559
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           INFORMATION TECHNOLOGY SERVICES
       8   Acces Co., Ltd..........................  $    84,258
   1,300   Alpha Systems Inc.......................       26,861
  15,800   Sorun Corporation.......................      144,433
                                                     -----------
                                                         255,552
                                                     -----------
           MEDICAL DISTRIBUTORS
   2,200   Japan Medical Dynamic Marketing, Inc....       62,791
  12,900   Nagaileben Co., Ltd.....................      306,476
                                                     -----------
                                                         369,267
                                                     -----------
           MEDICAL SPECIALTIES
  11,000   Nakanishi, Inc..........................      255,588
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
     770   Bellsystem 24, Inc......................      296,535
                                                     -----------
           OTHER CONSUMER SERVICES
   2,600   H.I.S. Co., Ltd.........................       49,542
                                                     -----------
           OTHER CONSUMER SPECIALTIES
  34,000   Combi Corp..............................      157,453
                                                     -----------
           PACKAGED SOFTWARE
   3,800   Fuji Soft ABC Inc.......................      152,147
   6,000   Trend Micro Inc.*.......................      177,520
                                                     -----------
                                                         329,667
                                                     -----------
           PHARMACEUTICALS: OTHER
  10,000   Hisamitsu Pharmaceutical Co., Inc.......      137,562
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
       7   Shoeisha Co., Ltd.......................       16,884
                                                     -----------
           REAL ESTATE DEVELOPMENT
     700   Sekiwa Real Estate Chubu, Ltd...........        2,926
  34,000   Sekiwa Real Estate, Ltd.................      169,481
  30,000   TOC Co., Ltd............................      147,853
                                                     -----------
                                                         320,260
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RECREATIONAL PRODUCTS
  26,000   Takara Co., Ltd.........................  $   217,189
   9,400   Tomy Co., Ltd...........................      113,287
                                                     -----------
                                                         330,476
                                                     -----------
           RESTAURANTS
   5,100   Doutor Coffee Co., Ltd..................      272,672
  19,000   Ichibanya Co., Ltd......................      178,726
   8,000   Origin Toshu Co., Ltd...................      167,873
   8,100   Plenus Co., Ltd.........................      343,849
  11,700   Saint Marc Co., Ltd.....................      348,987
   5,200   Saizeriya Co., Ltd......................      189,805
   9,300   Watami Food Service Co., Ltd............      136,831
                                                     -----------
                                                       1,638,743
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY
   2,090   Nichii Gakkan Co........................      125,857
                                                     -----------
           SPECIALTY STORES
  14,700   Nitori Co., Ltd.........................      549,566
   3,300   Otsuka Kagu Ltd.........................      132,658
  14,700   Tsutsumi Jewelry Co., Ltd...............      287,192
                                                     -----------
                                                         969,416
                                                     -----------
           TEXTILES
  32,000   Sankyo Seiko Co., Ltd...................       84,901
                                                     -----------
           WHOLESALE DISTRIBUTORS
   7,000   Kuroda Electric Co., Ltd................      163,491
   4,500   Misumi Corp.............................      179,812
                                                     -----------
                                                         343,303
                                                     -----------
           Total Japan.............................   14,234,598
                                                     -----------
           Netherlands (8.7%)
           AGRICULTURAL COMMODITIES/ MILLING
  23,968   Nutreco Holding NV......................      816,562
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
  28,420   BE Semiconductor Industries NV*.........      210,507
                                                     -----------
           ENGINEERING & CONSTRUCTION
  23,230   Imtech NV...............................      467,497
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           FOOD: SPECIALTY/CANDY
  33,440   CSM NV..................................  $   817,846
                                                     -----------
           INDUSTRIAL CONGLOMERATES
  23,400   Stork NV................................      249,194
                                                     -----------
           MEDICAL DISTRIBUTORS
   5,900   OPG Groep NV............................      261,109
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  31,363   Samas Groep NV..........................      251,300
                                                     -----------
           OILFIELD SERVICES/EQUIPMENT
  17,095   IHC Caland NV...........................      997,056
                                                     -----------
           RECREATIONAL PRODUCTS
  41,094   Head NV.................................      130,177
                                                     -----------
           WHOLESALE DISTRIBUTORS
  43,298   Buhrmann NV.............................      508,294
                                                     -----------
           Total Netherlands.......................    4,709,542
                                                     -----------
           New Zealand (3.2%)
           CASINO/GAMING
 162,496   Sky City Entertainment Group Ltd........      510,781
                                                     -----------
           CONSTRUCTION MATERIALS
 351,424   Fletcher Building Ltd...................      487,394
                                                     -----------
           ELECTRONICS/APPLIANCES
  34,268   Fischer & Paykel Appliance Holdings
            Ltd....................................      157,874
                                                     -----------
           MEDICAL SPECIALTIES
 128,589   Fischer & Paykel Healthcare Corp.,
            Ltd....................................      564,645
                                                     -----------
           Total New Zealand.......................    1,720,694
                                                     -----------
           Norway (1.6%)
           LIFE/HEALTH INSURANCE
  25,700   Storebrand ASA*.........................      166,637
                                                     -----------
           REGIONAL BANKS
  19,120   Gjensidige NOR Sparebank................      686,621
                                                     -----------
           Total Norway............................      853,258
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           Spain (3.1%)
           MISCELLANEOUS COMMERCIAL SERVICES
  55,900   Amadeus Global Travel Distribution S.A.
            (A Shares)*............................  $   369,782
                                                     -----------
           OTHER TRANSPORTATION
  26,500   Aurea Concesiones de Infraestructuras
            del Estadado S.A.......................      575,772
                                                     -----------
           PULP & PAPER
  25,091   Miquel y Costas & Miquel, S.A...........      752,749
                                                     -----------
           Total Spain.............................    1,698,303
                                                     -----------
           Sweden (5.6%)
           AUTO PARTS: O.E.M.
  23,400   Haldex AB...............................      275,647
                                                     -----------
           INVESTMENT BANKS/BROKERS
  20,400   D. Carnegie & Co. AB....................      190,156
                                                     -----------
           MEDICAL SPECIALTIES
  27,665   Getinge AB (B Shares)...................      538,423
                                                     -----------
           OFFICE EQUIPMENT/SUPPLIES
  81,500   Esselte AB (B Shares)...................      742,996
                                                     -----------
           STEEL
  16,600   Hoganas AB (Class B)....................      348,579
                                                     -----------
           TOBACCO
 120,365   Swedish Match AB........................      955,522
                                                     -----------
           Total Sweden............................    3,051,323
                                                     -----------
           Switzerland (5.1%)
           BUILDING PRODUCTS
     801   Zehnder Group AG........................      516,364
                                                     -----------
           INDUSTRIAL MACHINERY
   7,840   Saurer AG...............................      213,863
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES
  11,105   Temenos Group AG*.......................       71,236
                                                     -----------
           MEDICAL DISTRIBUTORS
     545   Galenica Holding AG.....................      522,674
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           OTHER METALS/MINERALS
  19,900   Xstrata PLC*............................  $   262,328
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
   1,586   Edipresse S.A. (Bearer Shares)..........      619,492
                                                     -----------
           SPECIALTY STORES
   2,645   Valora Holding AG.......................      554,366
                                                     -----------
           Total Switzerland.......................    2,760,323
                                                     -----------
           United Kingdom (12.3%)
           BROADCASTING
 105,680   SMG PLC.................................      248,821
                                                     -----------
           BUILDING PRODUCTS
 209,450   Novar PLC...............................      469,315
  94,040   SIG PLC.................................      421,431
                                                     -----------
                                                         890,746
                                                     -----------
           CHEMICALS: SPECIALTY
  74,500   British Vita PLC........................      277,487
                                                     -----------
           FINANCE/RENTAL/LEASING
 101,200   Cattles PLC.............................      492,538
  65,200   Kensington Group PLC....................      255,759
                                                     -----------
                                                         748,297
                                                     -----------
           FOOD: SPECIALTY/CANDY
 441,340   Devro PLC...............................      571,513
                                                     -----------
           INDUSTRIAL MACHINERY
  78,530   Spirax-Sarco Engineering PLC............      536,273
                                                     -----------
           MEDICAL DISTRIBUTORS
  42,347   Alliance Unichem PLC....................      395,568
                                                     -----------
           MEDICAL SPECIALTIES
  88,920   SSL International PLC...................      510,010
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES
 413,900   PHS Group PLC...........................      560,069
                                                     -----------
           OTHER CONSUMER SERVICES
 246,940   Mentmore Abbey PLC......................      405,863
                                                     -----------
           PERSONNEL SERVICES
 187,036   Michael Page International PLC..........      517,061
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RESTAURANTS
  38,885   Luminar PLC.............................  $   497,883
                                                     -----------
           SPECIALTY STORES
 213,030   HMV Group PLC*..........................      508,332
                                                     -----------
           Total United Kingdom....................    6,667,923
                                                     -----------
           Total Common and Preferred Stocks
            (COST $51,544,751).....................   50,994,276
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short Term Investment (5.8%)
 $ 3,145   Repurchase Agreement
           Joint repurchase agreement account 1.82%
           due 06/03/02 (dated 05/31/02; proceeds
           $3,145,477) (a)
           (COST $3,145,000).......................    3,145,000
                                                     -----------

  Total Investments
   (COST $54,689,751) (b).................    99.7%  54,139,276
  Other Assets in Excess of Liabilities...     0.3      163,223
                                            ------  -----------
  Net Assets..............................   100.0% $54,302,499
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $59,391,196. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,256,279 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $11,508,199, RESULTING IN NET UNREALIZED DEPRECIATION OF $5,251,920.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
MAY 31, 2002:
                                                        UNREALIZED
      CONTRACTS          IN EXCHANGE     DELIVERY      APPRECIATION
     TO DELIVER              FOR           DATE       (DEPRECIATION)
---------------------------------------------------------------------
      $ 33,989            AUD 60,222     06/03/02        $   169
      $ 74,975            EUR 79,905     06/03/02           (527)
      $104,745           NZD 220,284     06/04/02            969
      $273,659           AUD 483,667     06/05/02            677
                                                         -------
      Net unrealized appreciation.................       $ 1,288
                                                         =======

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
EUR  Euro.
NZD  New Zealand Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
SUMMARY OF INVESTMENTS / / MAY 31, 2002

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Aerospace & Defense.....................  $   425,637       0.8%
Agricultural Commodities/ Milling.......      816,562       1.5
Air Freight/Couriers....................      191,912       0.3
Apparel/Footwear........................      538,224       1.0
Apparel/Footwear Retail.................      441,663       0.8
Auto Parts: O.E.M.......................    1,526,768       2.8
Beverages: Alcoholic....................    1,250,845       2.3
Beverages: Non-Alcoholic................      625,861       1.1
Broadcasting............................      248,822       0.4
Building Products.......................    2,359,629       4.3
Casino/Gaming...........................      510,781       0.9
Chemicals: Major Diversified............       50,587       0.1
Chemicals: Specialty....................      412,798       0.8
Computer Processing Hardware............       38,752       0.1
Construction Materials..................    1,168,780       2.1
Consumer Sundries.......................      334,073       0.6
Containers/Packaging....................      492,627       0.9
Drugstore Chains........................      234,202       0.4
Electrical Products.....................    1,116,807       2.0
Electronic Components...................    1,133,097       2.1
Electronic Distributors.................      417,688       0.8
Electronic Equipment/ Instruments.......      506,446       0.9
Electronic Production Equipment.........      299,388       0.6
Electronics/Appliances..................      525,214       1.0
Engineering & Construction..............      490,572       0.9
Environmental Services..................      503,750       0.9
Finance/Rental/Leasing..................      930,159       1.7
Food Retail.............................      479,707       0.9
Food: Meat/Fish/Dairy...................      739,931       1.4
Food: Specialty/Candy...................    3,008,802       5.5
Home Building...........................      134,588       0.2
Home Furnishings........................      244,944       0.4
Hospital/Nursing Management.............      432,423       0.8
Household/Personal Care.................      160,002       0.3
Industrial Conglomerates................      249,194       0.5
Industrial Machinery....................    2,469,879       4.5
Industrial Specialties..................      596,559       1.1
Information Technology Services.........      326,788       0.6
Investment Banks/Brokers................      190,156       0.4
Investment Managers.....................      278,819       0.5

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Life/Health Insurance...................  $   166,638       0.3%
Medical Distributors....................    1,548,618       2.9
Medical Specialties.....................    2,234,861       4.1
Medical/Nursing Services................      194,611       0.4
Miscellaneous Commercial Services.......    1,645,298       3.0
Office Equipment/Supplies...............    2,022,469       3.7
Oilfield Services/Equipment.............      997,056       1.8
Other Consumer Services.................      455,404       0.8
Other Consumer Specialties..............      157,453       0.3
Other Metals/Minerals...................      262,328       0.5
Other Transportation....................    1,200,027       2.2
Packaged Software.......................      329,667       0.6
Personnel Services......................      517,061       1.0
Pharmaceuticals: Other..................      137,562       0.3
Publishing: Books/Magazines.............      636,376       1.2
Publishing: Newspapers..................      538,017       1.0
Pulp & Paper............................      752,749       1.4
Real Estate Development.................      648,554       1.2
Recreational Products...................      460,653       0.8
Regional Banks..........................    1,013,342       1.9
Repurchase Agreement....................    3,145,000       5.8
Restaurants.............................    2,361,119       4.3
Services To The Health Industry.........      125,857       0.2
Specialty Insurance.....................      235,141       0.4
Specialty Stores........................    2,032,115       3.7
Specialty Telecommunications............      528,997       1.0
Steel...................................      348,579       0.6
Textiles................................      323,269       0.6
Tobacco.................................      955,522       1.8
Trucks/Construction/Farm Machinery......      409,901       0.8
Wholesale Distributors..................      851,596       1.6
                                          -----------   -------
                                          $54,139,276      99.7%
                                          ===========   =======

                                                       PERCENT OF
TYPE OF INVESTMENT                           VALUE     NET ASSETS

-----------------------------------------------------------------

Common Stocks...........................  $49,755,600      91.6%
Preferred Stocks........................    1,238,676       2.3
Short-Term Investment...................    3,145,000       5.8
                                          -----------   -------
                                          $54,139,276      99.7%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2002

Assets:
Investments in securities, at value (cost
 $54,689,751).....................................  $54,139,276
Cash (including $102,491 in foreign currency).....     103,285
Receivable for:
  Shares of beneficial interest sold..............     630,579
  Foreign withholding taxes reclaimed.............     105,481
  Dividends.......................................      69,194
  Investments sold................................      37,875
Prepaid expenses and other assets.................      33,304
                                                    ----------
    Total Assets..................................  55,118,994
                                                    ----------
Liabilities:
Payable for:
  Investments purchased...........................     602,244
  Shares of beneficial interest repurchased.......      50,635
  Investment management fee.......................      49,297
  Distribution fee................................      35,151
Accrued expenses and other payables...............      79,168
                                                    ----------
    Total Liabilities.............................     816,495
                                                    ----------
    Net Assets....................................  $54,302,499
                                                    ==========
Composition of Net Assets:
Paid-in-capital...................................  $60,527,763
Net unrealized depreciation.......................    (546,551)
Accumulated net investment loss...................    (123,637)
Accumulated net realized loss.....................  (5,555,076)
                                                    ----------
    Net Assets....................................  $54,302,499
                                                    ==========
Class A Shares:
Net Assets........................................  $1,112,681
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     110,166
    Net Asset Value Per Share.....................  $    10.10
                                                    ==========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $    10.66
                                                    ==========
Class B Shares:
Net Assets........................................  $42,683,993
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   4,352,807
    Net Asset Value Per Share.....................  $     9.81
                                                    ==========
Class C Shares:
Net Assets........................................  $1,511,319
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     154,268
    Net Asset Value Per Share.....................  $     9.80
                                                    ==========
Class D Shares:
Net Assets........................................  $8,994,506
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     890,473
    Net Asset Value Per Share.....................  $    10.10
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2002

Net Investment Loss:
Income
Dividends (net of $143,374 foreign withholding
 tax).............................................  $  854,351
Interest..........................................      21,484
                                                    ----------
    Total Income..................................     875,835
                                                    ----------
Expenses
Investment management fee.........................     519,997
Distribution fee (Class A shares).................       2,427
Distribution fee (Class B shares).................     376,778
Distribution fee (Class C shares).................       7,926
Transfer agent fees and expenses..................     115,751
Custodian fees....................................     110,441
Professional fees.................................      68,292
Registration fees.................................      65,502
Shareholder reports and notices...................      57,393
Trustees' fees and expenses.......................      12,226
Other.............................................      28,108
                                                    ----------
    Total Expenses................................   1,364,841
                                                    ----------
    Net Investment Loss...........................    (489,006)
                                                    ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
  Investments.....................................  (1,830,935)
  Foreign exchange transactions...................      40,432
                                                    ----------
      Net Loss....................................  (1,790,503)
                                                    ----------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................   3,737,147
  Translation of other assets and liabilities
   denominated in foreign currencies..............      19,375
                                                    ----------
    Net Appreciation..............................   3,756,522
                                                    ----------
    Net Gain......................................   1,966,019
                                                    ----------
Net Increase......................................  $1,477,013
                                                    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR  FOR THE YEAR
                                             ENDED         ENDED
                                          MAY 31, 2002  MAY 31, 2001
                                          ------------  ------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $  (489,006)  $   (359,980)
Net realized gain (loss)................   (1,790,503)       985,574
Net change in unrealized
 appreciation/depreciation..............    3,756,522     (7,765,438)
                                          -----------   ------------
    Net Increase (Decrease).............    1,477,013     (7,139,844)
                                          -----------   ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................      --             (12,839)
  Class B shares........................      --             (64,558)
  Class C shares........................      --              (4,627)
  Class D shares........................      --             (28,068)
Net realized gain
  Class A shares........................      (19,713)       --
  Class B shares........................     (985,995)       --
  Class C shares........................      (26,268)       --
  Class D shares........................     (128,818)       --
                                          -----------   ------------
    Total Dividends and Distributions...   (1,160,794)      (110,092)
                                          -----------   ------------

Net decrease from transactions in shares
 of beneficial interest.................   (1,895,922)    (7,711,866)
                                          -----------   ------------

    Net Decrease........................   (1,579,703)   (14,961,802)

Net Assets:
Beginning of period.....................   55,882,202     70,844,004
                                          -----------   ------------
End of Period
(INCLUDING ACCUMULATED NET INVESTMENT
LOSSES OF $123,637 AND $105,103,
RESPECTIVELY)...........................  $54,302,499   $ 55,882,202
                                          ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002

1. Organization and Accounting Policies
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of "small capitalization" companies located outside of the United States. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $10,048,919 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.73%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of approximately $43,752, and $888, respectively and received approximately $10,423 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2002 aggregated $27,214,518 and $28,145,197, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

At May 31, 2002, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 427,439 Class D shares of beneficial interest.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE YEAR              FOR THE YEAR
                                         ENDED                      ENDED
                                      MAY 31, 2002              MAY 31, 2001
                                ------------------------  -------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  -------------
CLASS A SHARES
Sold..........................   2,534,352  $ 23,987,494   9,932,265  $ 104,659,749
Reinvestment of dividends and
 distributions................       2,143        18,254         831          8,120
Redeemed......................  (2,919,757)  (27,902,147) (9,610,380)  (101,994,116)
                                ----------  ------------  ----------  -------------
Net increase (decrease) --
 Class A......................    (383,262)   (3,896,399)    322,716      2,673,753
                                ----------  ------------  ----------  -------------
CLASS B SHARES
Sold..........................   2,565,306    23,165,989   5,137,265     53,938,525
Reinvestment of dividends and
 distributions................     108,044       896,765       6,042         58,120
Redeemed......................  (2,896,299)  (25,893,663) (6,467,339)   (68,248,615)
                                ----------  ------------  ----------  -------------
Net decrease -- Class B.......    (222,949)   (1,830,909) (1,324,032)   (14,251,970)
                                ----------  ------------  ----------  -------------
CLASS C SHARES
Sold..........................     460,693     4,107,407     876,341      8,929,946
Reinvestment of dividends and
 distributions................       2,531        20,932         458          4,393
Redeemed......................    (409,499)   (3,662,019)   (869,259)    (8,896,725)
                                ----------  ------------  ----------  -------------
Net increase -- Class C.......      53,725       466,320       7,540         37,614
                                ----------  ------------  ----------  -------------
CLASS D SHARES
Sold..........................   1,140,935    10,757,790     482,649      4,964,532
Reinvestment of dividends and
 distributions................       3,383        28,786         133          1,302
Redeemed......................    (787,204)   (7,421,510)   (107,854)    (1,137,097)
                                ----------  ------------  ----------  -------------
Net increase -- Class D.......     357,114     3,365,066     374,928      3,828,737
                                ----------  ------------  ----------  -------------
Net decrease in Fund..........    (195,372) $ (1,895,922)   (618,848) $  (7,711,866)
                                ==========  ============  ==========  =============

6. Federal Income Tax Status
At May 31, 2002, the Fund had a net capital loss carryover of approximately $456,000 which will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $397,000 and $46,000, respectively during fiscal 2002.

Morgan Stanley International SmallCap Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

As of May 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences primarily attributable to foreign currency gains, tax adjustments on PFICs sold by the Fund and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $369,102, accumulated net realized loss was charged $101,370 and accumulated net investment loss was credited $470,472.

7. Purposes Of And Risks Relating To Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2002, there were outstanding forward contracts.

At May 31, 2002 the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At May 31, 2002, investments in securities of issuers in Japan represented 26.2% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,              JULY 28, 1997*
                           --------------------------------------------------     THROUGH
                              2002         2001         2000         1999       MAY 31, 1998
                           -----------  -----------  -----------  -----------  --------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 9.96       $11.42       $ 8.93        $8.85         $8.96
                             ------       ------       ------        -----         -----
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............     (0.03)       (0.01)        0.02        -             -
  Net realized and
   unrealized gain
   (loss)................      0.42        (1.34)        2.47         0.08         (0.11)
                             ------       ------       ------        -----         -----
Total income (loss) from
 investment operations...      0.39        (1.35)        2.49         0.08         (0.11)
                             ------       ------       ------        -----         -----

Less dividends and
 distributions from:
  Net investment
   income................     -            (0.11)       -            -             -
  Net realized gain......     (0.25)       -            -            -             -
                             ------       ------       ------        -----         -----
Total dividends and
 distributions...........     (0.25)       (0.11)       -            -             -
                             ------       ------       ------        -----         -----

Net asset value, end of
 period..................    $10.10       $ 9.96       $11.42        $8.93         $8.85
                             ======       ======       ======        =====         =====

Total Return+............      4.33%      (11.96)%      28.40%        0.68 %       (1.23)%(1)

Ratios to Average Net
 Assets:
Expenses.................      2.40 %(3)     2.06 %(3)     2.10%(3)     2.36 %(3)      2.52 %(2)
Net investment income
 (loss)..................     (0.46)%(3)     0.10 %(3)     0.00%(3)    (0.12)%(3)      0.03 %(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $1,113       $4,917       $1,950         $491          $318
Portfolio turnover
 rate....................        62 %         65 %         94%          31 %         178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                  FOR THE YEAR ENDED MAY 31,
                           -------------------------------------------------------------------------
                               2002           2001           2000           1999           1998*
                           -------------  -------------  -------------  -------------  -------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $ 9.76         $11.19         $ 8.82         $ 8.80         $ 8.92
                               ------         ------         ------         ------         ------
Income (loss) from
 investment operations:
  Net investment
   loss++................       (0.11)         (0.07)         (0.09)         (0.09)         (0.11)
  Net realized and
   unrealized gain
   (loss)................        0.41          (1.35)          2.46           0.11          (0.01)
                               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...        0.30          (1.42)          2.37           0.02          (0.12)
                               ------         ------         ------         ------         ------

Less dividends and
 distributions from:
  Net investment
   income................      -               (0.01)        -              -              -
  Net realized gain......       (0.25)        -              -              -              -
                               ------         ------         ------         ------         ------
Total dividends and
 distributions...........       (0.25)         (0.01)        -              -              -
                               ------         ------         ------         ------         ------

Net asset value, end of
 period..................      $ 9.81         $ 9.76         $11.19         $ 8.82         $ 8.80
                               ======         ======         ======         ======         ======

Total Return+............        3.49 %       (12.74)%        27.27 %         0.00 %        (1.35)%

Ratios to Average Net
 Assets:
Expenses.................        3.16 %(1)       2.86 %(1)       2.86 %(1)       3.12 %(1)       3.06 %
Net investment loss......       (1.22)%(1)      (0.68)%(1)      (0.76)%(1)      (0.88)%(1)      (1.24)%
Supplemental Data:
Net assets, end of
 period, in thousands....     $42,684        $44,681        $66,038        $48,711        $69,960
Portfolio turnover
 rate....................          62 %           65 %           94 %           31 %          178 %

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                FOR THE PERIOD
                                       FOR THE YEAR ENDED MAY 31,               JULY 28, 1997*
                           ---------------------------------------------------     THROUGH
                              2002         2001          2000         1999       MAY 31, 1998
                           -----------  -----------  ------------  -----------  --------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 9.73        $11.21       $ 8.83       $ 8.80         $ 8.96
                             ------        ------       ------       ------         ------
Income (loss) from
 investment operations:
  Net investment
   loss++................     (0.08)        (0.03)       (0.07)       (0.06)         (0.09)
  Net realized and
   unrealized gain
   (loss)................      0.40         (1.39)        2.45         0.09          (0.07)
                             ------        ------       ------       ------         ------
Total income (loss) from
 investment operations...      0.32         (1.42)        2.38         0.03          (0.16)
                             ------        ------       ------       ------         ------

Less dividends and
 distributions from:
  Net investment
   income................     -             (0.06)       -            -             -
  Net realized gain......     (0.25)        -            -            -             -
                             ------        ------       ------       ------         ------
Total dividends and
 distributions...........     (0.25)        (0.06)       -            -             -
                             ------        ------       ------       ------         ------

Net asset value, end of
 period..................    $ 9.80        $ 9.73       $11.21       $ 8.83         $ 8.80
                             ======        ======       ======       ======         ======

Total Return+............      3.71 %      (12.78)%      27.21 %       0.23 %        (1.79)%(1)

Ratios to Average Net
 Assets:
Expenses.................      2.89 %(3)      2.86 %(3)      2.86 %(3)     2.90 %(3)       3.16 %(2)
Net investment loss......     (0.95)%(3)     (0.68)%(3)     (0.76)%(3)    (0.66)%(3)      (1.37)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....    $1,511          $979       $1,042         $189            $77
Portfolio turnover
 rate....................        62 %          65 %         94 %         31 %          178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                        FOR THE YEAR ENDED MAY 31,                JULY 28, 1997*
                           -----------------------------------------------------     THROUGH
                               2002          2001          2000         1999       MAY 31, 1998
                           ------------  ------------  ------------  -----------  --------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 9.95        $11.45        $ 8.94        $8.87         $8.96
                              ------        ------        ------        -----         -----
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............      (0.01)         0.07          0.03         0.04         -
  Net realized and
   unrealized gain
   (loss)................       0.41         (1.42)         2.48         0.03         (0.09)
                              ------        ------        ------        -----         -----
Total income (loss) from
 investment operations...       0.40         (1.35)         2.51         0.07         (0.09)
                              ------        ------        ------        -----         -----

Less dividends and
 distributions from:
  Net investment
   income................      -             (0.15)        -            -             -
  Net realized gain......      (0.25)        -             -            -             -
                              ------        ------        ------        -----         -----
Total dividends and
 distributions...........      (0.25)        (0.15)        -            -             -
                              ------        ------        ------        -----         -----

Net asset value, end of
 period..................     $10.10        $ 9.95        $11.45        $8.94         $8.87
                              ======        ======        ======        =====         =====

Total Return+............       4.54 %      (11.92)%       28.48%        0.56%        (1.00)%(1)

Ratios to Average Net
 Assets:
Expenses.................       2.16 %(3)      1.86 %(3)      1.86%(3)     2.12%(3)      2.31 %(2)
Net investment income
 (loss)..................      (0.22)%(3)      0.32 %(3)      0.24%(3)     0.12%(3)     (0.02)%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $8,995        $5,306        $1,813         $530          $850
Portfolio turnover
 rate....................         62 %          65 %          94%          31%          178 %

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International SmallCap Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley International SmallCap Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 16, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended May 31, 2002, the Fund paid to its shareholders $0.25 per share from long-term capital gains.

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley International SmallCap Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

Trustees
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

Transfer Agent
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

38543RPT

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Morgan Stanley International SmallCap Fund

Annual Report
May 31, 2002